Intangible assets (Tables)	12 Months Ended
Nov. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Commercialization rights – EGRIFTA SV ®	Oncology platform	Total

Cost

Balance as at November 30, 2022	$ 14,804	$ 7,612	$ 14,041	$ 3,488	$ 39,945

Disposal	-	(7,612)	-	-	(7,612)

Balance as at November 30, 2023	$ 14,804	$-	$ 14,041	$ 3,488	$ 32,333

Impairment loss	-	-	-	(3,488)	(3,488)

Balance as at November 30, 2024	$ 14,804	$-	$ 14,041	$-	$ 28,845

Accumulated amortization

Balance as at November 30, 2022	$ 4,354	$ 7,612	$ 12,970	-	$ 24,936

Disposal	-	(7,612)	-	-	(7,612)

Amortization	1,442	-	1,071	-	2,513

Balance as at November 30, 2023	$ 5,796	$-	$ 14,041	-	$ 19,837

Amortization	1,440	-	-	-	1,440

Balance as at November 30, 2024	$ 7,236	$-	$ 14,041	-	$ 21,277

Net carrying amounts

November 30, 2024	$ 7,568	$-	$-	$-	$ 7,568

November 30, 2023	$ 9,008	$-	$-	$3,488	$ 12,496

Schedule of Commercial Milestone Payment
As further consideration under the TaiMed Agreement, the Company shall make the following one-time
payments upon the first occurrence of the following commercial events:

Commercial milestone	Commercial milestone payment
(i) Upon first achieving annual net sales of $200,000	$10,000
(ii) Upon first achieving annual net sales of $500,000	$40,000
(iii) Upon first achieving annual net sales of $1,000,000	$100,000